Disclosure of leases and similar arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Leases1 [Abstract]
Disclosure of finance lease and operating lease by lessee	The future aggregate minimum lease payments under cancellable operating leases are as follows:

	2018	2017
No later than 1 year	9,082	7,841
Later than 1 year and no later than 5 years	426	1,234
	9,508	9,075

Disclosure of finance lease and operating lease by lessor
The following amounts have been recognized in the statement of income in the line “Sales goods and services rendered”:

	2018	2017	2016
Rental income	643	771	984

The future minimum rental payments receivable under cancellable leases are as follows:

	2018	2017
No later than 1 year	32	504
Later than 1 year and no later than 5 years	306	1,014
	338	1,518